Equity, RSUs and DSUs (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
RSUs and DSUs activity [Abstract]
Beginning balance (in shares)	0
Granted (in shares)	19,250,000
Ending balance (in shares)	15,160,001	0
Share based compensation expense | $	$ 9,875,359	$ (284,434)
RSUs [Member]
RSUs and DSUs activity [Abstract]
Beginning balance (in shares)	406,667	1,213,433
Granted (in shares)	3,215,000	290,000
Issued (in shares)	(610,833)	(591,716)
Forfeited (in shares)	(58,334)	(505,050)
Ending balance (in shares)	2,952,500	406,667
Share based compensation expense | $	$ 9,027,027	$ 562,867
DSUs [Member]
RSUs and DSUs activity [Abstract]
Beginning balance (in shares)	170,000	0
Granted (in shares)	123,919	170,000
Issued (in shares)	(42,500)	0
Forfeited (in shares)	0	0
Ending balance (in shares)	251,419	170,000
Share based compensation expense | $	$ 740,800	$ 0